Financial Instruments (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Increase decrease in prime rate	1.00%
Decrease increase in net loss	$ 68,000
Working Capital	$ 11,791,000	$ 9,513,000
Description Of Foreign Currency Risk	As at December 31, 2017, with other variables unchanged, for every $0.01 fluctuation in exchange rate between the Canadian dollar and the U.S. dollar, the Companys net income or loss would be $154,000 higher or lower
Resource Capital Fund VI L.P. [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity	on or before January 31, 2019
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 15,085,000	$ 11,920,000